NAA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7%
	Communications - 4.8%
27,247	AT&T, Inc.	$676,815
4,592	GoDaddy, Inc., Class A(a)	569,776
8,353	Match Group, Inc.	269,718
7,509	Omnicom Group, Inc.	606,352
3,289	T-Mobile US, Inc.	667,799
6,020	Walt Disney Company (The)	684,895
		3,475,355
	Consumer Discretionary - 9.7%
12,011	Amazon.com, Inc.(a)	2,772,379
47,993	Ford Motor Company	629,668
2,615	Home Depot, Inc. (The)	899,822
6,882	MGM Resorts International(a)	251,124
7,691	Starbucks Corporation	647,659
2,805	Tesla, Inc.(a)	1,261,465
4,181	TJX Companies, Inc. (The)	642,243
		7,104,360
	Consumer Staples - 9.4%
11,096	Altria Group, Inc.	639,795
9,384	Coca-Cola Company (The)	656,035
8,075	Colgate-Palmolive Company	638,087
1,164	Costco Wholesale Corporation	1,003,764
4,817	Dollar Tree, Inc.(a)	592,539
7,920	McCormick & Company, Inc.	539,431
12,069	Mondelez International, Inc., Class A	649,674
6,139	Procter & Gamble Company (The)	879,780
11,519	Walmart, Inc.	1,283,333
		6,882,438
	Energy - 5.4%
14,073	Baker Hughes Company	640,885
4,483	Chevron Corporation	683,254
6,943	ConocoPhillips	649,934
11,080	Exxon Mobil Corporation	1,333,367
16,672	SLB Ltd.	639,871
		3,947,311

NAA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	Financials - 14.7%
6,573	Arch Capital Group Ltd.(a)	$630,482
3,753	Ares Management Corporation, Class A	606,597
17,651	Bank of America Corporation	970,805
2,106	Chubb Ltd.	657,324
5,982	Citigroup, Inc.	698,040
2,642	Coinbase Global, Inc., Class A(a)	597,462
1,342	Everest Group Ltd.	455,408
10,305	Franklin Resources, Inc.	246,186
751	Goldman Sachs Group, Inc. (The)	660,129
2,124	JPMorgan Chase & Company	684,395
3,736	Morgan Stanley	663,252
3,899	Raymond James Financial, Inc.	626,141
5,956	T Rowe Price Group, Inc.	609,776
2,213	Travelers Companies, Inc. (The)	641,903
12,825	Truist Financial Corporation	631,118
12,129	US Bancorp	647,203
7,233	Wells Fargo & Company	674,116
		10,700,337
	Health Care - 12.9%
1,966	Amgen, Inc.	643,491
5,425	Bio-Techne Corporation	319,044
3,208	Cardinal Health, Inc.	659,244
1,887	Cencora, Inc.	637,334
15,477	Centene Corporation(a)	636,879
8,441	CVS Health Corporation	669,878
6,521	Dexcom, Inc.(a)	432,799
1,878	Elevance Health, Inc.	658,333
5,340	Gilead Sciences, Inc.	655,432
2,417	Humana, Inc.	619,066
2,857	IQVIA Holdings, Inc.(a)	643,996
3,173	Johnson & Johnson	656,652
6,735	Merck & Company, Inc.	708,926
2,380	UnitedHealth Group, Inc.	785,662

NAA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	Health Care - 12.9% (Continued)
5,218	Zoetis, Inc.	$656,529
		9,383,265
	Industrials - 7.8%
1,370	Deere & Company	637,831
9,113	Delta Air Lines, Inc.	632,442
1,886	General Dynamics Corporation	634,941
2,264	General Electric Company	697,379
5,354	Johnson Controls International plc	641,142
2,295	L3Harris Technologies, Inc.	673,743
16,289	Southwest Airlines Company	673,224
5,717	Textron, Inc.	498,351
4,609	Xylem Inc	627,654
		5,716,707
	Materials - 2.3%
2,469	Ecolab, Inc.	648,162
13,512	Freeport-McMoRan, Inc.	686,274
8,513	LyondellBasell Industries N.V., Class A	368,613
		1,703,049
	Real Estate - 3.3%
3,652	American Tower Corporation, Class A	641,182
4,314	Digital Realty Trust, Inc.	667,418
4,746	Extra Space Storage, Inc.	618,024
18,192	Invitation Homes, Inc.	505,556
		2,432,180
	Technology - 21.4%
4,758	Akamai Technologies, Inc.(a)	415,136
19,416	Apple, Inc.	5,278,434
2,478	Automatic Data Processing, Inc.	637,416
2,730	Broadridge Financial Solutions, Inc.	609,254
2,018	Cadence Design Systems, Inc.(a)	630,786
8,716	Cisco Systems, Inc.	671,393
7,580	Cognizant Technology Solutions Corporation, Class A(a)	629,140
9,688	CoStar Group, Inc.(a)	651,421
1,228	FactSet Research Systems, Inc.	356,353

NAA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	Technology - 21.4% (Continued)
352	Fair Isaac Corporation(a)	$595,098
18,433	Intel Corporation(a)	680,178
2,179	International Business Machines Corporation	645,442
3,428	Leidos Holdings, Inc.	618,411
5,600	NetApp, Inc.	599,704
10,665	PayPal Holdings, Inc.	622,623
3,859	QUALCOMM, Inc.	660,082
4,147	ServiceNow, Inc.(a)	635,279
2,905	Workday, Inc., Class A(a)	623,936
		15,560,086
	Utilities - 6.0%
6,352	Ameren Corporation	634,311
4,658	American Water Works Company, Inc.	607,869
5,570	Duke Energy Corporation	652,860
7,777	Evergy, Inc.	563,755
14,385	Exelon Corporation	627,042
13,939	FirstEnergy Corporation	624,049
18,164	PPL Corporation	636,103
		4,345,989

	TOTAL COMMON STOCKS (Cost $67,241,341)	71,251,077

	EXCHANGE-TRADED FUNDS — 1.7%
	Equity - 1.7%
2,718	iShares Russell 1000 Value ETF	571,704
3,000	iShares S&P 500 Value ETF	636,210
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,190,084)	1,207,914

	TOTAL INVESTMENTS - 99.4% (Cost $68,431,425)	$72,458,991
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	439,190
	NET ASSETS - 100.0%	$72,898,181

(a)	Non-income producing security.

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company